Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

		Accumulated	Net book
December 31, 2021	Cost	depreciation	value
Land and buildings	$8,843	$1,883	$6,960
Computer equipment and software	7,965	6,054	1,911
Furniture and fixtures	6,223	5,149	1,074
Machinery and equipment	113,479	62,320	51,159
Leasehold improvements	13,502	10,186	3,316
	$150,012	$85,592	$64,420

		Accumulated	Net book
December 31, 2020	Cost	depreciation	value
Land and buildings	$5,303	$1,701	$3,602
Computer equipment and software	7,045	5,570	1,475
Furniture and fixtures	4,968	4,148	820
Machinery and equipment	102,834	54,387	48,447
Leasehold improvements	12,479	9,316	3,163
	$132,629	$75,122	$57,507